Net Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Earnings Per Share [Abstract]
Net Earnings (Loss) Per Share
Note 8. Net Earnings (Loss) per Share
The Company computes net earnings per share (“EPS”) of common stock using the two-class
method. Basic EPS is computed using net income (loss) divided by the weighted-average number of common stock shares outstanding. Diluted EPS is computed using net income (loss) with an adjustment of changes in fair value of the Private Placement Warrants recorded in earnings divided by the total of weighted-average number of common stock shares outstanding and any dilutive potential common stock shares outstanding. Dilutive potential common stock shares included the assumed stock options exercises, vesting and issuance activities of restricted stock units and estimated common stock issuance under the employee stock purchase plan.
As the Company reported net loss for the quarter ended March 31, 2021, all of these potentially dilutive securities were anti-dilutive. Accordingly, the diluted net loss per share of common stock was the same as basic net loss per share of common stock. In connection with the Business Combination, shares of the Company’s common stock and all potentially dilutive securities for the prior periods were retroactively adjusted based on the exchange ratio established in the Business Combination. Please refer to Note 3 “Business Combination” to the consolidated financial statements for the fiscal year ended January 2, 2022 included in the Annual Report.
The following table sets forth the computation of the Company’s basic and diluted net EPS of common stock for the periods presented below (in thousands, except share and per share amount):

	For the Quarters Ended
	April 3, 2022	March 31, 2021
Numerator:
Net income (loss) attributable to common stockholders — basic	$42,707	$(16,165)
Increase in fair value of Private Placement Warrants	(67,800)	—

Net loss attributable to common stockholders — Diluted	$(25,093)	$(16,165)

Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share of common stock, basic	151,648,439	95,816,889
Dilutive effect of Private Placement Warrants	1,690,023	—

Weighted-average shares outstanding used in computing net loss per share of common stock, diluted	153,338,462	95,816,889

Net income (loss) per share of common stock:
Basic	$0.28	$(0.17)
Diluted	$(0.16)	$(0.17)
The
 following table discloses shares of the securities that were not included in the diluted EPS calculation above because they are anti-dilutive for the quarters ended April 3, 2022 and March 31, 2021. As the Company reported net loss for the quarter ended March 31, 2021, all of these potentially dilutive securities were anti-dilutive.

	April 3, 2022	March 31, 2021
Stock options outstanding	5,536,905	730,176
Restricted stock units outstanding	917,079	—
Employee stock purchase plan estimated shares	78,198	—

Note 12. Net Loss per Share
The Company computes net loss per share of common stock using the two-class
method. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, diluted net loss per share of common stock is the same as basic net loss per share of common stock. In connection with the Business Combination, shares of the Company’s common stock and all potentially dilutive securities have been retroactively adjusted based on the exchange ratio established in the Business Combination. Please refer to Note 3 “Business Combination” for further details of the Business Combination.
The
 following table sets forth the computation of the Company’s basic and diluted net loss per share of common stock for the periods presented below (in thousands, except share and per share amount):

	Fiscal Years
	2021	2020
Numerator:
Net loss attributable to common stockholders — basic and diluted	$(125,874)	$(39,650)
Denominator:
Weighted-average shares outstanding used in computing net loss per share of common stock, basic and diluted	117,218,893	80,367,324
Net loss per share of common stock:
Basic and diluted	$(1.07)	$(0.49)
The
 following table discloses shares of the securities as of January 2, 2022 and December 31, 2020 that could potentially have a dilutive effect to the basic earnings per share of common stock in the future.
As the Company reported losses for the periods presented, all of these potentially dilutive securities were anti-dilutive and are excluded in the computation of diluted net loss per share. Accordingly, the diluted net loss per share equals to the basic net loss per share.

	As of
	January 2, 2022	December 31, 2020
Stock options outstanding	5,753,005	1,428,980
Restricted stock units	535,449	—
Private Placement Warrants	6,000,000	—
Public Warrants	4,322,106	—
Employee stock purchase plan estimated shares	47,379	—